Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Assets [Abstract]
Deposits	[1]	¥ 1,495,610		¥ 1,295,010
Prepaid expenses		141,132		57,102
Prepayment of investment		67,239		938,516
Funds receivable from external payment network providers	[2]	35,375		38,953
Loans to third parties		15,363		13,777
Goodwill	[3]	4,778		4,778
Interest receivable		2,337		10,065
Funds receivable for disposal of financing receivables		368		1,274
Others		13,817		2,110
Total		¥ 1,776,019	$ 253,967	¥ 2,361,585

[1]	As of December 31, 2024 and 2025, the balance of deposit mainly includes the business cooperation deposit of RMB1,286 million and RMB1,487 million, respectively.
[2]	The Group opened accounts with external online payment service providers to collect the loan principal, interest and service fees. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of service fees received at the balance sheet date, which was collected subsequently.
[3]	In April 2020, the Group acquired an insurance brokerage licensee company for total consideration of RMB15.5 million. The purchase price allocated to the fair value of assets acquired and liabilities assumed were RMB53.8 million and RMB38.3 million, respectively. RMB4.8 million of goodwill was recognized in this acquisition. The Group did not record any impairment of goodwill during the years ended December 31, 2023, 2024 and 2025.